Note 11 - Long-term Debt (Details Textual) € in Millions																																																															1 Months Ended										12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 20, 2024 USD ($)	Dec. 13, 2024 USD ($)	Dec. 12, 2024 USD ($)	Dec. 10, 2024 USD ($)	Dec. 03, 2024 USD ($)	Oct. 31, 2024 USD ($)	Sep. 19, 2024 USD ($)	Sep. 12, 2024 USD ($)	Jul. 19, 2024 USD ($)	Jul. 18, 2024 USD ($)	Jul. 15, 2024 USD ($)	Jul. 10, 2024 USD ($)	May 21, 2024 USD ($)	May 16, 2024 USD ($)	Apr. 19, 2024 USD ($)	Feb. 28, 2024 USD ($)	Feb. 27, 2024 USD ($)	Feb. 16, 2024 USD ($)	Feb. 01, 2024 USD ($)	Dec. 07, 2023 USD ($)	Dec. 05, 2023 USD ($)	Nov. 16, 2023 USD ($)	Oct. 13, 2023 USD ($)	Sep. 07, 2023 USD ($)	Jun. 20, 2023 USD ($)	May 30, 2023 USD ($)	May 25, 2023 USD ($)	Apr. 24, 2023 USD ($)	Mar. 23, 2023 USD ($)	Mar. 16, 2023 USD ($)	Jan. 11, 2023 USD ($)	Jan. 09, 2023 USD ($)	Jan. 04, 2023 USD ($)	Dec. 20, 2022 USD ($)	Dec. 07, 2022 USD ($)	Dec. 05, 2022 USD ($)	Nov. 22, 2022 USD ($)	Nov. 14, 2022 USD ($)	Oct. 13, 2022 USD ($)	Oct. 07, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 28, 2022 USD ($)	Jun. 21, 2022 USD ($)	Jun. 17, 2022 USD ($)	Apr. 29, 2022 USD ($)	Apr. 28, 2022 USD ($)	Mar. 08, 2022 USD ($)	Feb. 01, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 18, 2022 USD ($)	Jan. 07, 2022 USD ($)	Jan. 05, 2022 USD ($)	Dec. 21, 2021 USD ($)	Oct. 25, 2021 USD ($)	Oct. 12, 2021 USD ($)	Aug. 25, 2021 USD ($)	Aug. 12, 2021 USD ($)	Jun. 24, 2021 USD ($)	Jun. 10, 2021 USD ($)	Jun. 07, 2021 USD ($)	Jun. 04, 2021 USD ($)	Nov. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Aug. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 09, 2024 USD ($)	Dec. 02, 2024 USD ($)	May 14, 2024 USD ($)	Dec. 01, 2023 USD ($)	Jun. 19, 2023 USD ($)	May 26, 2023 USD ($)	Apr. 19, 2023 USD ($)	Dec. 15, 2022 USD ($)	Dec. 14, 2022 USD ($)	Nov. 17, 2022 USD ($)	Nov. 11, 2022 USD ($)	Sep. 29, 2022 USD ($)	May 12, 2022 USD ($)	Apr. 21, 2022 USD ($)	Jan. 26, 2022 USD ($)	Dec. 28, 2021 USD ($)	Dec. 24, 2021 USD ($)	Jul. 27, 2021 USD ($)	Jul. 16, 2021 USD ($)	Jul. 08, 2021 USD ($)	Jun. 01, 2021 USD ($)	May 25, 2021 EUR (€)	Mar. 29, 2021 USD ($)	Mar. 24, 2021 USD ($)	Mar. 19, 2021 USD ($)	Mar. 18, 2021 USD ($)	Jan. 27, 2021 USD ($)	May 29, 2020 USD ($)	Apr. 24, 2020 USD ($)	Jun. 28, 2019 USD ($)	Jun. 24, 2019 USD ($)	Jun. 18, 2019 USD ($)	Jul. 17, 2018 USD ($)
Long-Term Debt, Gross	$ 2,048,487,000																																																																								$ 2,048,487,000	$ 2,365,083,000
Interest Expense, Operating and Nonoperating																																																																									139,957,000	152,123,000	$ 107,205,000
Other Long-Term Debt	$ 584,632,000																																																																								584,632,000	632,892,000
Interest Expense, Debt																																																																									$ 114,872,000	128,297,000	104,613,000
Minimum [Member]
Term Loan, Value Maintenance Clauses	110.00%																																																																								110.00%
Maximum [Member]
Term Loan, Value Maintenance Clauses	125.00%																																																																								125.00%
Hunting License Facility Agreement to Acquire Bernis, Verity, Dawn, Discovery, Clara, Serena, Parity, Taibo, Thunder, Equity, Curacao and Rose [Member]
Debt Instrument, Face Amount																																																																																														$ 120,000,000
Repayments of Debt																										$ 16,310,000					$ 6,985,000																					$ 51,885,000		$ 38,844,000
Proceeds from Issuance of Debt																																																																					$ 30,150,000	$ 27,600,000	$ 28,050,000	$ 34,200,000
Hunting License Facility to Purchase Progress, Merida, Miner, Uruguay, Resource, Konstantinos, Cetus (ex. Charm), Titan I, Bermondi, Orion, Merchia and Damon [Member]
Debt Instrument, Face Amount																																																																																													$ 125,000,000
Repayments of Debt			$ 35,596,000																	$ 11,197,000		$ 5,510,000								$ 5,226,000																$ 38,020,000
Proceeds from Issuance of Debt																																																																		$ 13,374,000	$ 14,100,000	$ 33,645,000	7,347,000	$ 32,430,000	18,000,000
Hunting License Facility Agreement for Pythias, Egyptian Mike, Phoenix, Belstar (tbr Oracle), Universal Bremen (tbr Libra) [Member]
Debt Instrument, Face Amount																																																																																											$ 100,000,000
Repayments of Debt																										49,469,000
Proceeds from Issuance of Debt																																																																		$ 56,700,000
Five Pre- and Post-delivery Financial Agreements [Member]
Interest Expense, Operating and Nonoperating																																																																									$ 16,095,000	16,957,000	17,821,000
Financial Arrangement, Share Purchase Agreement [Member]
Repayments of Long-Term Debt																																													$ 77,435,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 33,022,000																																																																								33,022,000
Interest Expense, Operating and Nonoperating																																																																									11,351,000	$ 12,511,000	$ 15,329,000
Financing Arrangements [Member]
Other Long-Term Debt	$ 584,632,000																																																																								$ 584,632,000
Term Loan and Other Financing Arrangements [Member]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	4.90%																																																																								4.90%	5.10%	4.90%
Term Loan and Other Financing Arrangements [Member] | Minimum [Member]
Debt Instrument, Interest Rate During Period																																																																									2.99%	2.64%	2.99%
Term Loan and Other Financing Arrangements [Member] | Maximum [Member]
Debt Instrument, Interest Rate During Period																																																																									6.63%	9.00%	7.47%
Loans Payable [Member]
Long-Term Debt, Gross	$ 1,463,855,000																																																																								$ 1,463,855,000	$ 1,621,691,000
Loans Payable [Member] | Venetiko [Member]
Repayments of Debt																																																										$ 7,395,100
Loans Payable [Member] | ZIM Shanghai [Member]
Repayments of Debt																																																								$ 6,531,000
Loans Payable [Member] | ZIM New York [Member]
Repayments of Debt																																																							$ 6,136,000
Loans Payable [Member] | Sealand Illinois [Member]
Repayments of Debt																																									$ 6,492,000
Loans Payable [Member] | Oakland [Member]
Repayments of Debt																								$ 2,668,200
Loans Payable [Member] | Singleton Shipping Co. and Tatum Shipping Co. Term Loan [Member]
Debt Instrument, Face Amount																																																																																																												$ 48,000,000
Repayments of Long-Term Debt																																	$ 34,400,000
Long-Term Debt, Gross	0																																																																								0	0
Loans Payable [Member] | Bastian Shipping Co and Cadence Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																																											$ 136,000,000
Repayments of Long-Term Debt																																		$ 82,800,000
Long-Term Debt, Gross	0																																																																								0	0
Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																																										$ 68,000,000
Repayments of Long-Term Debt																																	$ 48,500,000
Long-Term Debt, Gross	0																																																																								0	0
Loans Payable [Member] | Costamare Inc. 2 [Member]
Debt Instrument, Face Amount																																																																																																									$ 150,000,000
Repayments of Long-Term Debt																																$ 112,430,000
Long-Term Debt, Gross	0																																																																								0	29,735,000
Loans Payable [Member] | Capetanissa Maritime Corporation et al 2 [Member]
Debt Instrument, Face Amount																																																																																																								$ 70,000,000
Repayments of Long-Term Debt																											$ 14,186,000									$ 8,503,000				$ 8,264,000			$ 13,964,000					$ 3,062,000
Loans Payable [Member] | Caravokyra Maritime Corporation et al. [Member]
Debt Instrument, Face Amount																																																																																																							$ 70,000,000
Repayments of Long-Term Debt																													$ 6,663,000								$ 6,927,600							$ 35,885,000
Long-Term Debt, Gross	0																																																																								0	0
Loans Payable [Member] | Berg Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																																						$ 12,500,000
Repayments of Long-Term Debt																											9,980,000
Long-Term Debt, Gross	0																																																																								0	0
Loans Payable [Member] | Evantone Shipping Co. and Fortrose Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																																					$ 23,000,000
Repayments of Long-Term Debt																																		$ 17,750,000
Long-Term Debt, Gross	0																																																																								0	0
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																																				$ 150,000,000
Long-Term Debt, Gross	109,821,000																																																																								109,821,000	120,536,000
Loans Payable [Member] | Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement Each Tranche [Member]
Long-Term Debt, Gross	54,910,700																																																																								54,910,700
Debt Instrument, Periodic Payment, Total																																																																									1,339,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	21,428,600																																																																								21,428,600
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																																			$ 147,000,000
Long-Term Debt, Gross	104,596,000																																																																								104,596,000	115,904,000
Loans Payable [Member] | Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement, Each Tranche [Member]
Long-Term Debt, Gross	52,298,000																																																																								52,298,000
Debt Instrument, Periodic Payment, Total																																																																									1,413,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	28,269,200																																																																								28,269,200
Loans Payable [Member] | Kemp Maritime Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																																		$ 75,000,000
Long-Term Debt, Gross	52,825,000																																																																								52,825,000	58,525,000
Debt Instrument, Periodic Payment, Total																																																																									1,425,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	28,600,000																																																																								28,600,000
Loans Payable [Member] | Loan Agreement with 11 Companies [Member]
Debt Instrument, Face Amount																																																																																																$ 158,105,000
Repayments of Long-Term Debt																																																	$ 34,730,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Refinancing Tranche [Member]
Long-Term Debt, Gross	5,492,000																																																																								5,492,000
Proceeds from Issuance of Long-term Debt, Total																																																														$ 50,105,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche C [Member]
Proceeds from Issuance of Long-term Debt, Total																																																														$ 38,000,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche A [Member]
Long-Term Debt, Gross	14,000,000																																																																								14,000,000
Proceeds from Issuance of Long-term Debt, Total																																																													$ 35,000,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche B [Member]
Proceeds from Issuance of Long-term Debt, Total																																																											$ 35,000,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																													$ 79,000,000
Repayments of Long-Term Debt																													61,895,000
Long-Term Debt, Gross	0																																																																								0	0
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche A [Member]
Proceeds from Issuance of Long-term Debt, Total																																																												$ 22,500,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche C [Member]
Proceeds from Issuance of Long-term Debt, Total																																																									$ 22,500,000
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement, Tranche D [Member]
Proceeds from Issuance of Long-term Debt, Total																																																			$ 11,500,000
Loans Payable [Member] | Acquisition of Pegasus, Eracle, Peace, Sauvan, Pride, Acuity, Comity and Athena [Member]
Debt Instrument, Face Amount																																																																																															$ 62,500,000
Repayments of Long-Term Debt			19,608,000															$ 5,844,000					$ 1,775,000					$ 5,475,000																																			$ 1,775,000
Proceeds from Issuance of Debt																																																																					$ 5,963,800		$ 7,300,000	$ 49,236,300
Loans Payable [Member] | Refinance Term Loan for Bernis, Verity, Dawn, Discovery and Parity [Member]
Debt Instrument, Face Amount																																																																																												$ 55,000,000
Long-Term Debt, Gross	0																																																																								0	41,695,000
Repayments of Debt			$ 29,727,000				$ 5,780,000
Proceeds from Issuance of Debt																																																					$ 52,525,000
Loans Payable [Member] | Refinance Term Loan to Vulpecula, Volans, Virgo and Vela and Tranche C of 11 Companies Term Loan [Member]
Debt Instrument, Face Amount																																																																																										$ 85,000,000
Long-Term Debt, Gross	27,750,000																																																																								27,750,000
Debt Instrument, Periodic Payment, Total																																																																									1,750,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	19,000,000																																																																								19,000,000
Proceeds from Issuance of Debt																																																		$ 85,000,000
Loans Payable [Member] | Refinance Term Loan for Merida, Bermondi, Titan I and Uruguay [Member]
Debt Instrument, Face Amount																																																																																									$ 40,500,000
Repayments of Long-Term Debt														$ 15,780,000			$ 6,125,000
Proceeds from Issuance of Debt																																															$ 40,500,000
Loans Payable [Member] | Refinance Term Loans of 17 Companies [Member]
Debt Instrument, Face Amount																																																																																								$ 500,000,000
Long-Term Debt, Gross	294,762,000																																																																								294,762,000
Debt Instrument, Periodic Payment, Total																																																																									20,523,800
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	89,523,800																																																																								89,523,800
Proceeds from Issuance of Debt																																																																	$ 500,000,000
Loans Payable [Member] | Refinance Term Loan for Reddick Shipping and Verandi Shipping [Member]
Debt Instrument, Face Amount																																																																																							$ 46,000,000
Long-Term Debt, Gross	21,000,000																																																																								21,000,000
Proceeds from Issuance of Debt																																										$ 46,000,000
Loans Payable [Member] | Refinance Term Loan for Quentin Shipping and Sander Shipping [Member]
Debt Instrument, Face Amount																																																																																						$ 85,000,000
Long-Term Debt, Gross	32,125,000																																																																								32,125,000
Debt Instrument, Periodic Payment, Total																																																																									1,296,900
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	1,000,000																																																																								1,000,000
Proceeds from Issuance of Debt																																							$ 85,000,000
Loans Payable [Member] | Refinance Term Loan for Greneta Marine Corp, Merle Marine Corp and Gassin Marine Corp [Member]
Debt Instrument, Face Amount																																																																																					$ 30,000,000
Repayments of Debt						$ 22,091,000
Proceeds from Issuance of Debt																																						$ 30,000,000
Loans Payable [Member] | Refinance Term Loan for Ten Companies [Member]
Debt Instrument, Face Amount																																																																																				$ 322,830,000
Long-Term Debt, Gross	199,390,000																																																																								199,390,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	16,800,000																																																																								16,800,000
Proceeds from Issuance of Debt																																																																$ 322,830,000
Loans Payable [Member] | Secured Floating Interest Rate Loan Agreement With Thirteen Companies [Member]
Debt Instrument, Face Amount																																																																																			$ 120,000,000
Repayments of Long-Term Debt						78,592,000										$ 4,581,100		$ 9,915,500
Proceeds from Issuance of Debt																									$ 27,450,000										$ 82,885,000
Loans Payable [Member] | NML Loan Agreement [Member]
Repayments of Long-Term Debt									$ 3,962,000
Long-Term Debt, Gross	0																																																																								0	5,995,000
Loans Payable [Member] | Alford Shipping Co., Finney Shipping Co., Kalamata Shipping Corporation, Nisbet Shipping Co. and Novara Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																		$ 72,000,000
Long-Term Debt, Gross	54,000,000																																																																								54,000,000
Debt Instrument, Periodic Payment, Total																																																																									2,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	9,000,000																																																																								9,000,000
Proceeds from Issuance of Long-term Debt, Total																													$ 69,000,000
Loans Payable [Member] | Capetanissa Maritime Corporation and Berg Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																																																																																	$ 25,548,000
Proceeds from Issuance of Long-term Debt, Total																											$ 24,167,000
Loans Payable [Member] | Capetanissa Maritime Corporation and Berg Shipping Co. Tranche A [Member]
Long-Term Debt, Gross	11,107,800																																																																								11,107,800
Debt Instrument, Periodic Payment, Total																																																																									513,200
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	3,923,000																																																																								3,923,000
Loans Payable [Member] | Capetanissa Maritime Corporation and Berg Shipping Co. Tranche B [Member]
Long-Term Debt, Gross	7,809,200																																																																								7,809,200
Debt Instrument, Periodic Payment, Total																																																																									361,800
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	2,744,000																																																																								2,744,000
Loans Payable [Member] | Loans Agreement With 15 Companies [Member]
Debt Instrument, Face Amount																																																																																$ 150,000,000
Repayments of Long-Term Debt		$ 51,523,000										$ 8,255,400
Proceeds from Issuance of Long-term Debt, Total																										$ 65,779,000
Loans Payable [Member] | Loans Agreements 4 NML Subsidiaries [Member]
Long-Term Debt, Gross	23,250,000																																																																								23,250,000
Debt Instrument, Periodic Payment, Total	750,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	12,000,000																																																																								12,000,000
Repayments of Debt													$ 8,010,000
Loans Payable [Member] | Loans Agreements, Two NML Subsidiaries [Member]
Long-Term Debt, Gross	8,190,000																																																																								8,190,000
Debt Instrument, Periodic Payment, Total																																																																									260,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	4,550,000																																																																								4,550,000
Repayments of Debt										$ 8,710,000
Loans Payable [Member] | Loan Agreements with 6 Companies [Member]
Debt Instrument, Face Amount																																																																															$ 60,000,000
Proceeds from Issuance of Long-term Debt, Total											$ 21,600,000								$ 16,380,000		$ 12,000,000
Repayments of Debt						47,026,000
Loans Payable [Member] | Loans Agreements, Two NML Subsidiaries 2 [Member]
Long-Term Debt, Gross	11,627,500																																																																								11,627,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	4,450,000																																																																								4,450,000
Loans Payable [Member] | Loans Agreements, One NML Subsidiary [Member]
Long-Term Debt, Gross	4,942,000																																																																								4,942,000
Debt Instrument, Periodic Payment, Total																																																																									247,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	1,477,000																																																																								1,477,000
Loans Payable [Member] | Loans Agreements, One NML Subsidiary 2 [Member]
Long-Term Debt, Gross	5,510,000																																																																								5,510,000
Debt Instrument, Periodic Payment, Total																																																																									234,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	2,000,000																																																																								2,000,000
Loans Payable [Member] | Loans Agreements, Two NML Subsidiaries 3 [Member]
Long-Term Debt, Gross	9,581,000																																																																								9,581,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	5,250,000																																																																								5,250,000
Loans Payable [Member] | Loans Agreements, One NML Subsidiary 3 [Member]
Long-Term Debt, Gross	11,196,000																																																																								11,196,000
Debt Instrument, Periodic Payment, Total																																																																									351,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	5,580,000																																																																								5,580,000
Loans Payable [Member] | Loans Agreements, One NML Subsidiary 4 [Member]
Long-Term Debt, Gross	10,900,000																																																																								10,900,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	4,275,000																																																																								4,275,000
Loans Payable [Member] | Loans Agreements, Three NML Subsidiaries [Member]
Long-Term Debt, Gross	21,392,000																																																																								21,392,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	16,311,000																																																																								16,311,000
Repayments of Debt		10,257,000
Loans Payable [Member] | Loans Agreement With Three Companies [Member]
Debt Instrument, Face Amount																																																																														$ 16,785,000
Proceeds from Issuance of Long-term Debt, Total															$ 15,780,000
Repayments of Debt					$ 10,111,000			$ 4,927,500
Loans Payable [Member] | Loans Agreements, Two NML Subsidiaries 4 [Member]
Long-Term Debt, Gross	16,485,000																																																																								16,485,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	7,225,000																																																																								7,225,000
Loans Payable [Member] | Loans Agreement With Fourteen Companies [Member]
Debt Instrument, Face Amount																																																																													$ 150,147,000
Long-Term Debt, Gross	147,709,000																																																																								147,709,000
Debt Instrument, Periodic Payment, Total																																																																									3,452,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	78,659,000																																																																								78,659,000
Proceeds from Issuance of Long-term Debt, Total						$ 147,709,000
Loans Payable [Member] | Loans Agreement With Three Companies 2 [Member]
Debt Instrument, Face Amount																																																																												$ 34,911,000
Long-Term Debt, Gross	34,611,000																																																																								34,611,000
Debt Instrument, Periodic Payment, Total																																																																									941,800
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	15,774,000																																																																								15,774,000
Proceeds from Issuance of Long-term Debt, Total					$ 34,611,000
Loans Payable [Member] | Loans Agreement With Twelve Companies [Member]
Debt Instrument, Face Amount				$ 84,931,000
Proceeds from Issuance of Long-term Debt, Total				$ 84,931,000
Loans Payable [Member] | Loans Agreement With Twelve Companies, Tranche A [Member]
Long-Term Debt, Gross	29,727,000																																																																								29,727,000
Debt Instrument, Periodic Payment, Total																																																																									665,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	16,427,000																																																																								16,427,000
Loans Payable [Member] | Loans Agreement With Twelve Companies, Tranche B [Member]
Long-Term Debt, Gross	19,608,000																																																																								19,608,000
Debt Instrument, Periodic Payment, Total																																																																									524,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	9,128,000																																																																								9,128,000
Loans Payable [Member] | Loans Agreement With Twelve Companies, Tranche C [Member]
Long-Term Debt, Gross	35,596,000																																																																								35,596,000
Debt Instrument, Periodic Payment, Total																																																																									820,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	19,196,000																																																																								19,196,000
Loans Payable [Member] | Loan Agreements With Seven Companies [Member]
Debt Instrument, Face Amount		72,000,000
Proceeds from Issuance of Long-term Debt, Total		$ 72,000,000
Loans Payable [Member] | Loan Agreements With Seven Companies, Tranche A [Member]
Long-Term Debt, Gross	51,523,000																																																																								51,523,000
Debt Instrument, Periodic Payment, Total																																																																									1,066,200
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	30,199,000																																																																								30,199,000
Loans Payable [Member] | Loan Agreements With Seven Companies, Tranche B [Member]
Long-Term Debt, Gross	20,477,000																																																																								20,477,000
Debt Instrument, Periodic Payment, Total																																																																									375,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	11,477,000																																																																								11,477,000
Loans Payable [Member] | Loans Agreements, One NML Subsidiary 5 [Member]
Long-Term Debt, Gross	5,910,000																																																																								5,910,000
Debt Instrument, Periodic Payment, Total																																																																									220,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	1,950,000																																																																								1,950,000
Loans Payable [Member] | Loans Agreements, One NML Subsidiary 6 [Member]
Long-Term Debt, Gross	5,302,000																																																																								5,302,000
Debt Instrument, Periodic Payment, Total																																																																									241,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	1,446,000																																																																								1,446,000
Loans Payable [Member] | Loans Agreements, One NML Subsidiary 7 [Member]
Long-Term Debt, Gross	4,385,000																																																																								4,385,000
Debt Instrument, Periodic Payment, Total																																																																									210,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	1,025,000																																																																								1,025,000
Loans Payable [Member] | Loans Agreements, One NML Subsidiary 8 [Member]
Long-Term Debt, Gross	5,130,000																																																																								5,130,000
Debt Instrument, Periodic Payment, Total																																																																									128,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	2,565,000																																																																								2,565,000
Unsecured Debt [Member]
Long-Term Debt, Gross	$ 0																																																																								0	110,500,000
Unsecured Debt [Member] | The Bond [Member]
Debt Instrument, Face Amount | €																																																																																																	€ 100
Interest Expense, Operating and Nonoperating																																																																									$ 2,688,000	$ 2,962,000	$ 2,866,000
Debt Instrument, Interest Rate, Stated Percentage																																																																																																	2.70%
Unsecured Debt [Member] | The Bond [Member] | The Seventh or Eighth Coupon Payment Date [Member]
Debt Instrument, Redemption, Premium Percentage																																																																																																	0.50%